Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul. 08, 2016
Telsey Millennial Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	RISK/RETURN SUMMARY INFORMATION
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The Telsey Millennial Consumer ETF (Ticker: TLSY) (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Telsey Millennial Consumer Index (the “Index”).

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Most investors will incur customary brokerage commissions when buying or selling Shares of the Fund, which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly organized and, as of the date of the Prospectus, has not had any portfolio turnover.

Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its total assets in component securities of the Telsey Millennial Consumer Index (the “Index”).  Additionally, under normal market conditions, the Fund will invest not less than 80% of its total assets in the securities of Consumer Companies. “Consumer Companies” are companies engaged in the research, development, manufacture, distribution, delivery, supply or sale of consumer products, services or equipment, including companies in the following industries: alcohol and tobacco; apparel; automobiles and related items; computers and software companies; electronics; food and beverages; hotels, restaurants and casinos; household, personal, luxury and leisure goods; media and publishing; retail; sports and entertainment; telecommunications; travel and leisure; and other companies offering products, services or equipment to private consumers. The Fund may also invest in foreign securities, including, without limitation, through investments in American Depository Receipts (“ADRs”).

The Index.  The Index is designed to provide exposure to equity securities of issuers determined by Telsey Advisory Group (the “Index Provider” or “Telsey”) to be best-positioned to successfully adapt to the consumer spending behavior and trends of “Millennials”, which is generally defined as the generation of people with birth years ranging from 1980 to 2000.

Minimum Criteria. To be included in the Index, an issuer must meet the following requirements (the “ Minimum Criteria”):

•	Be headquartered in a country that is a member of the World Bank: High Income OECD category (which is generally an indicator of being among those industr ialized countries with the highest gross national income per capita);

•	Have a market capitalization of at least $1.0 billion; and

•	Have an average three-month daily trading volume of at least $2 million.

Investible Universe. The Index Provider screens companies for inclusion in the investable universe for the Index (the “Investable Universe”) by first selecting a list of industries and sectors that the Index Provider believes, based on its proprietary fundamental research, are best positioned to experience economic benefits from Millennial consumer spending behavior and trends. The Index Provider then creates the Investable Universe by including only those companies in the selected industries and groups of industries that meet the Minimum Criteria.

Millennial Themes. Telsey’s Index Committee (which is comprised of Telsey’s Consumer Equity Research analysts) conducts proprietary fundamental research on Millennial spending behavior and trends. The Index Committee uses the results of this research to identify factors important to and reflective of issuers that the Index Committee believes are successfully adapting to Millennials’ consumer behavior (“Millennial Themes”). The Millennial Themes identified by the Index Committee may change with each reconstitution of the Index. As of January 2016, the following six Millennial Themes were identified:

•	Brand Strength: The issuer demonstrates solid brand strength and brand recognition, as well as deep Millennial customer loyalty.

•	Consumer Experience: The issuer is able to provide Millennial consumers with a consistent, convenient and memorable retail experience that enhances its brand.

•	Omni-channel / Technology: The issuer has installed sophisticated technologies including omni-channel retail, beacon technology, mobile apps, advanced Point-Of-Sale systems, etc., or has communicated clearly defined initiatives to do so.

•	Social Media: The issuer has a sophisticated social media presence that reaches a significant number of its Millennial consumers.

•	Social Responsibility: The issuer values and demonstrates corporate social responsibility.

•	Value: The issuer is able to provide value to its Millennial consumers.

Index Construction. The Index Committee then uses a proprietary rules-based methodology to score each issuer in the Investable Universe on the basis of the issuer’s level of exposure to the Millennial Themes identified. Telsey then aggregates each issuer’s scores across all Millennial Themes to determine a total score for each issuer. The 30 issuers with the highest total scores are selected for inclusion in the Index on an equal weighted basis. The Index Provider reconstitutes the issuers included in the Index and rebalances the constituents of the Index to be equal-weighted semi-annually.

The Fund uses a “passive” or indexing investment approach to try to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index; however, there may be times when the Fund does not hold every security in the Index. Virtus ETF Advisers LLC, the investment adviser to the Fund (the “Adviser”), expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund expects to concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries approximately to the same extent that the Index is concentrated. As of May 1, 2016, the Index was comprised of the securities of 30 issuers and was not concentrated in any industry or group of industries.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal market conditions, the Fund will invest at least 80% of its total assets in component securities of the Telsey Millennial Consumer Index (the “Index”).  Additionally, under normal market conditions, the Fund will invest not less than 80% of its total assets in the securities of Consumer Companies. “Consumer Companies” are companies engaged in the research, development, manufacture, distribution, delivery, supply or sale of consumer products, services or equipment, including companies in the following industries: alcohol and tobacco; apparel; automobiles and related items; computers and software companies; electronics; food and beverages; hotels, restaurants and casinos; household, personal, luxury and leisure goods; media and publishing; retail; sports and entertainment; telecommunications; travel and leisure; and other companies offering products, services or equipment to private consumers. The Fund may also invest in foreign securities, including, without limitation, through investments in American Depository Receipts (“ADRs”).

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

American Depository Receipts Risk. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate receipt registers are maintained in the United States and home country. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. register. ADRs are denominated in U.S. dollars. The underlying securities of the ADRs in which the Fund may invest are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR and, therefore, the value of the Fund’s portfolio, either positively or negatively (i.e., foreign currency risk). In addition to foreign currency risk, because an ADRs underlying securities are foreign securities, ADRs present certain risks not ordinarily associated with investments in securities of U.S. issuers (i.e., foreign security risks). These risks include social, political, economic or legal instability or other developments in the company’s home country (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), withholding taxes on dividend or interest payments or capital transactions or other restrictions. Although the ADRs in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. If that happens, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade like closed-end fund shares at a discount to net asset value (“NAV”) and possibly face delisting.

Concentration Risk. A fund concentrated in an industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes. The Fund expects to concentrate its investments in a particular industry or group of industries to the extent that the Index is concentrated.

Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by those brokers. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread”. The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company‘s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of Shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of Shares on the Exchange or any other exchange on which Shares are traded. It cannot be predicted whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Fund trading individually or in the aggregate at any point in time. The market prices of Shares may deviate significantly from the NAV of the Shares during periods of market volatility. While the creation/redemption feature is designed to make it likely that Shares normally will trade close to the Fund’s NAV, disruptions to creations and redemptions and/or market volatility may result in trading prices that differ significantly from the Fund’s NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV. Additionally, to the extent that the underlying securities of the Fund trade on an exchange that is closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale security pricing (i.e., the last quote from the foreign exchange market), resulting in premiums or discounts to NAV that are greater than those experienced by other ETFs.

Foreign Securities Risk. Investments in securities of non-U.S. issuers are subject to risks not usually associated with owning securities of U.S. issuers. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign markets also involve currency risk, which is the risk that the values of the Fund’s investments denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies.

Fund Shares Liquidity Risk. Trading in Shares of the Fund may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of the Fund’s Shares will continue to be met or will remain unchanged. During stressed market conditions, the liquidity of Fund Shares may be less than the liquidity of the securities in the Fund’s portfolio, which may be significantly less than the liquidity of other ETFs.

Index Tracking Risk. While the Fund seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), it will not seek to beat the performance of the Index. Further, the Fund’s return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, transaction costs, cash flows, regulatory requirements and operational inefficiencies.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline.

Market Risk. Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Fund’s control, including the quality of the Fund’s investments, economic conditions, adverse investor sentiment, poor management decisions, lower demand for a company’s goods and services and general equity market conditions. In a declining market, the values of all securities (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. Security values tend to move in cycles, with periods when values generally rise and periods when they generally decline.

Millennial Consumer Spending Risk. The Index is comprised primarily of companies that stand to benefit from Millennial consumer spending trends. The success of these companies may depend, in significant part, on the disposable income and consumer spending of Millennials, which may be strongly affected by social trends and marketing campaigns. These companies may be subject to strong competition, which may have an adverse impact on their profitability. The success of these companies may also be tied closely to more general market factors (including the performance of the overall domestic and international economy, interest rates, competition, consumer confidence, changes in demographics and consumer preferences), as well as spending from non-Millennials, and successfully capturing a significant portion of Millennial spending for these companies’ products or services will not guarantee a company’s success. However, general market risks may be heightened for companies that stand to benefit from Millennial spending, because the purchasing power and spending trends of Millennials may be more volatile than consumer markets as a whole. Further, as Millennials age, they are expected to comprise a larger portion of the consumer market, and therefore companies that seek to provide goods and services to Millennials but fail to evolve to the changes in Millennial spending power and trends may be adversely affected.

No Assurance of Active Trading Market. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. Further, market makers (other than lead market makers) have no obligation to make markets in the Fund’s shares and may discontinue doing so at any time without notice. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may ultimately liquidate.

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy that seeks to track the performance of the Index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or the relevant sector as a whole. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s returns to be lower than if the Fund employed an active strategy. The Fund will seek to track the Index in all market conditions, including during adverse market conditions when other funds may seek to take temporary defensive measures (such as investing significantly in cash or cash equivalents). Although the Index retains the flexibility to invest up to 100% of its assets in cash and cash equivalents, it is not required to do so. Accordingly, unless the Index allocates significant portions of its assets to cash and cash equivalents during times of adverse market or economic conditions, the Fund may be subject to a higher level of market risk during such times than other funds.

Small Capitalization Companies Risk . The Fund may, at any given time, invest in securities of small capitalization companies (i.e., companies with less than $2 billion in capitalization). Investing in the securities of small capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small capitalization companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of their shares without an unfavorable impact on prevailing prices. Small capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalization.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. Performance information for the Fund will be provided once it has annual returns for a full calendar year. Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Telsey Millennial Consumer ETF | Telsey Millennial Consumer ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 73.5
3 Years	rr_ExpenseExampleYear03	$ 230.04

[1]	The Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year under a Rule 12b-1 plan; however, no such fees are currently paid by the Fund, and there are no current plans to impose these fees.
[2]	Expenses are based on estimated amounts for the current fiscal year. The management fee is structured as a "unified fee", out of which the Fund's investment adviser pays all routine expenses of the Fund, except for payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary expenses of the Fund, each of which is paid by the Fund.